Stock-Based Compensation - Nonvested RSUs and RSAs and Changes (Detail) - RSUs and RSAs [Member] shares in Thousands	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Nonvested at beginning of period | shares	2,058
Number of Shares, Granted | shares	675
Number of Shares, Vested | shares	(1,016)
Number of Shares, Cancelled/forfeited | shares	(34)
Number of Shares, Nonvested at end of period | shares	1,683
Weighted Average Grant Date Fair Value, Nonvested at beginning of period | $ / shares	$ 11.40
Weighted-Average Grant Date Fair Value, Granted | $ / shares	21.71
Weighted-Average Grant Date Fair Value, Vested | $ / shares	13.37
Weighted-Average Grant Date Fair Value, Cancelled/forfeited | $ / shares	14.25
Weighted Average Grant Date Fair Value, Nonvested at end of period | $ / shares	$ 14.27